Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (8,235)	$ (4,893)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	6	8
Decrease in operating lease right of use asset	16
Share-based payment	99	151
Changes in fair value of short-term investment	(14)	95
Exchange differences on balances of cash and cash equivalents		(2)
Decrease (increase) in accounts receivable and prepaid expenses	1,728	(1,230)
Increase (decrease) in trade payables	(1,719)	439
Decrease in operating lease liability	(17)
Increase (decrease) in deferred revenues	(214)	527
Decrease in other accounts payable	(138)	(677)
Net cash used in operating activities	(8,488)	(5,582)
Cash flows from investing activities:
Purchase of property, plant and equipment		(1)
Net cash used in investing activities		(1)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	14,850	10,168
Net cash provided by financing activities	14,850	10,168
Exchange differences on balances of cash and cash equivalents		2
Increase in cash and cash equivalents	6,362	4,587
Cash and cash equivalents at the beginning of the period	2,697	3,615
Cash and cash equivalents at the end of the period	9,059	8,202
Supplemental disclosure of cash flow information:
Net cash paid during the year for interest	$ 15	$ 11